ACCOUNTS PAYABLE AND ACCRUED LIABILITIES (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
GNQ INSILICO INC [Member]
Restructuring Cost and Reserve [Line Items]
SCHEDULE OF ACCOUNTS PAYABLE AND LIABILITIES

Accounts payable and accrued liabilities consisted of the following:

	March 31, 2026	December 31, 2025
Accounts payable	$1,157,555	$618,622
Audit and legal fees accrual	661,388	404,883
Payroll liabilities	52,057	225,334
Other accrued liabilities	151	10,277
Total	$1,871,151	$1,259,116

Accounts payable and accrued liabilities consisted of the following:

	2025	2024
Accounts payable	$618,622	$148,145
Payroll liabilities	225,334	-
Audit and legal fees accrual	404,883	95,000
Other accrued liabilities	10,277	750
Total	$1,259,116	$243,898